Valuation and Qualifying Accounts	12 Months Ended
Dec. 28, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(In millions)

	Balance	Additions		Deductions
Description	at Beginning of Year	Charged to Expense	Other (2)	Write-offs (1)	Other (2)	Balance at End of Year
Allowance for doubtful accounts:
Fiscal year ended
December 28, 2013	$47	$14	$—	$(16)	$—	$45
December 29, 2012	$101	$6	$1	$(61)	$—	$47
December 31, 2011	$35	$72	$—	$(3)	$(3)	$101

(1)
Uncollectible accounts written off, net of recoveries. During 2012, the Company wrote-off $55 million related to its Greek distributor, previously reserved for during the fiscal year ended December 31, 2011.

(2)	In 2012 and 2011, $1 million and $(3) million, respectively, of “other” represents the effects of changes in foreign currency translation.